Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Sep. 30, 2022
Payables and Accruals [Abstract]
Schedule of accrued expenses and other liabilities
	September 30, 2022 (Unaudited)	March 31, 2022

Accrued payroll and welfare	$628,639	$519,241
Other payable for leasehold improvements	1,335,489	1,520,202
Accrued professional service expenses	284,086	327,733
Other current liabilities	1,030,044	1,162,310
Total	$3,278,258	$3,529,486